Consolidated Balance Sheets - USD ($)	Jul. 02, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current liabilities:
Accounts payable and accrued expenses	$ 2,425
Total Current Liabilities and Total Liabilities	2,425
Commitments and Contingencies
Stockholder’s Deficit:
Common stock, $0.01 par value; 1,000 shares authorized; 0 shares issued and outstanding
Accumulated deficit	(2,425)
Total Stockholder’s Deficit	(2,425)
Total Liabilities and Stockholder’s Deficit
Sonnet BioTherapeutics Holdings, Inc. [Member]
Current assets:
Cash and cash equivalents		$ 321,297	$ 149,456	$ 2,274,259
Prepaid expenses and other current assets		400,882	1,206,409	1,677,396
Incentive tax receivable		597,393	762,078	786,574
Total current assets		1,319,572	2,117,943	4,738,229
Property and equipment, net		12,854	20,523	33,366
Operating lease right-of-use asset		64,640	123,417	193,689
Deferred offering costs		171,900	15,000	49,988
Other assets		486,381	494,147	414,206
Total assets		2,055,347	2,771,030	5,429,478
Current liabilities:
Accounts payable		3,750,083	2,183,416	2,201,999
Accrued expenses and other current liabilities		1,282,906	942,489	3,230,922
Current portion of operating lease liability		68,837	84,291	73,048
Deferred income				18,626
Total current liabilities		5,101,826	3,210,196	5,524,595
Operating lease liability, net of current portion			46,573	130,863
Total Current Liabilities and Total Liabilities		5,101,826	3,256,769	5,655,458
Commitments and Contingencies
Stockholder’s Deficit:
Preferred stock, $0.0001 par value: 5,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.01 par value; 1,000 shares authorized; 0 shares issued and outstanding		333	65	22
Additional paid-in capital		125,061,805	117,195,181	110,017,751
Accumulated deficit		(128,108,617)	(117,680,985)	(110,243,753)
Total Stockholder’s Deficit		(3,046,479)	(485,739)	(225,980)
Total Liabilities and Stockholder’s Deficit		2,055,347	$ 2,771,030	$ 5,429,478
RORSCHACH I LLC [Member]
Current liabilities:
Accounts payable and accrued expenses		596,667
Total Current Liabilities and Total Liabilities		596,667
Commitments and Contingencies
Stockholder’s Deficit:
Accumulated deficit		(596,667)
Total Stockholder’s Deficit		(596,667)
Total Liabilities and Stockholder’s Deficit